Consolidated balance sheet - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 673	$ 1,530
Accounts receivable	3,092	2,162
Loans receivable from affiliates (Note 11)	1,217	0
Inventories	724	629
Other current assets (Note 7)	1,717	880
Total Current Assets	7,423	5,201
Plant, Property and Equipment (Note 8)	70,182	69,775
Equity Investments (Note 10)	8,441	6,677
Long-Term Loans Receivable from Affiliates (Note 11)	238	1,338
Restricted Investments	2,182	1,898
Regulatory Assets (Note 12)	1,767	1,753
Goodwill (Note 13)	12,582	12,679
Other Long-Term Assets (Note 14)	1,403	979
Total Assets	104,218	100,300
Current Liabilities
Notes payable (Note 15)	5,166	4,176
Accounts payable and other (Note 16)	5,099	3,816
Dividends payable	879	795
Accrued interest	577	595
Redeemable non-controlling interest	0	633
Current portion of long-term debt (Note 19)	1,320	1,972
Total Current Liabilities	13,041	11,987
Regulatory Liabilities (Note 12)	4,300	4,148
Other Long-Term Liabilities (Note 17)	1,059	1,475
Deferred Income Tax Liabilities (Note 18)	6,142	5,806
Long-Term Debt (Note 19)	37,341	34,913
Junior Subordinated Notes (Note 20)	8,939	8,498
Total Liabilities	70,822	66,827
Redeemable Non-Controlling Interest (Note 6)	0	393
EQUITY
Common shares, no par value (Note 22)	26,716	24,488
Preferred shares (Note 23)	3,487	3,980
Additional paid-in capital	729	2
Retained earnings	3,773	5,367
Accumulated other comprehensive loss (Note 24)	(1,434)	(2,439)
Controlling Interests	33,271	31,398
Non-controlling interests (Note 21)	125	1,682
Total Equity	33,396	33,080
Total Liabilities and Equity	$ 104,218	$ 100,300